Roundhill Sports Betting & iGaming ETF
Schedule of Investments
March 31, 2024 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Entertainment — 92.2% (e)
888 Holdings PLC (a)(b)	1,010,842	$1,130,096
Bally's Corp. (a)(f)	78,091	1,088,588
Betsson AB - Class B (a)(b)	380,639	3,769,866
Caesars Entertainment, Inc. (a)	60,311	2,638,003
Churchill Downs, Inc. (f)	40,445	5,005,069
DraftKings, Inc. - Class A (a)	196,971	8,944,453
Entain PLC (b)	490,368	4,939,546
Everi Holdings, Inc. (a)	23,656	237,743
Evolution Gaming Group AB (b)(c)	57,106	7,106,339
Flutter Entertainment PLC (a)(b)(f)	50,959	10,063,893
Genius Sports, Ltd. (a)(b)	363,584	2,076,065
Intralot SA-Integrated Information Systems & Gaming Services (a)(b)	78,041	98,444
Kambi Group PLC (a)(b)	68,640	593,152
Kindred Group PLC - SDR (b)	458,465	5,329,592
La Francaise des Jeux SAEM (b)(c)	109,184	4,454,950
Light & Wonder, Inc. (a)	26,345	2,689,561
NEOGAMES SA (a)(b)(f)	36,623	1,060,602
OPAP SA (b)	132,741	2,391,239
Penn National Gaming, Inc. (a)	111,386	2,028,339
Playtech PLC (a)(b)	738,397	4,303,841
PointsBet Holdings, Ltd. (a)(b)	771,038	414,996
Rush Street Interactive, Inc. (a)	320,857	2,088,779
Sportradar Holding AG - Class A (a)(b)(f)	386,881	4,503,295
Super Group SGHC, Ltd. (a)(b)	642,133	2,215,359
Tabcorp Holdings, Ltd. (b)	6,653,010	3,277,024
The Lottery Corp., Ltd. (b)	627,640	2,108,785
Tokyotokeiba Co., Ltd. (b)	43,300	1,278,873
		85,836,492
Internet — 2.2%
Better Collective AS (a)(b)	39,301	1,056,716
Gambling.com Group, Ltd. (a)(b)	59,948	547,325
Jumbo Interactive, Ltd. (b)	37,795	422,629
		2,026,670
Lodging — 5.4%
Boyd Gaming Corp.	20,318	1,367,808
MGM Resorts International (a)(f)	77,146	3,642,063
		5,009,871
TOTAL COMMON STOCKS (Cost $97,831,985)		92,873,033

Warrants — 0.0% (h)
PointsBet Holdings, Ltd., Expiration: July 2024, Exercise Price: $10.00 (a)(b)(g)	151,840	–
TOTAL WARRANTS (Cost $0)		–

SHORT-TERM INVESTMENTS - 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 5.23% (d)	56,271	56,271
TOTAL SHORT-TERM INVESTMENTS (Cost $56,271)		56,271

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (d)	14,515,943	14,515,943
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $14,515,943)		14,515,943

TOTAL INVESTMENTS (Cost $112,404,199) — 115.5%		107,445,247
Other assets and liabilities, net — (15.5)%		(14,419,965)
NET ASSETS — 100.0%		$93,025,282

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the seven day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of March 31, 2024. The market value of securities out on loan is $14,135,868.
(g)	Value determined based on estimated fair value. The value of this security totals $0, which represents 0.00% of net assets. Classified as Level 3 in the fair value hierarchy.
(h)	Amount is less than 0.05%.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	31.9%
	Sweden	11.7%
	Ireland	10.8%
	Isle of Man	9.9%
	Australia	6.7%
	Malta	6.4%
	Switzerland	4.9%
	France	4.8%
	Guernsey	4.6%
	Greece	2.7%
	Japan	1.4%
	Gibraltar	1.2%
	Luxembourg	1.1%
	Denmark	1.1%
	Jersey	0.6%
	Total Country	99.8%
	WARRANTS	0.0%	*
	SHORT-TERM INVESTMENTS	0.1%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	15.6%
	TOTAL INVESTMENTS	115.5%
	Other assets and liabilities, net	-15.5%
	NET ASSETS	100.0%

*	Amount is less than 0.05%.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$92,873,033	$-	$-		$92,873,033
Warrants	-	-	-	^	-
Money Market Fund	56,271	-	-		56,271
Investments Purchased With Proceeds From Securities Lending**	-	-	-		14,515,943
Total Investments - Assets	$92,929,304	$-	$-		$107,445,247

* See the Schedule of Investments for industry classifications.
**Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

^ The Fund held a Level 3 security at the end of the period valued at $0.